GENERAL (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 25, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) item segment $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) segment item $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
GENERAL
Par value per share | $ / shares		$ 0.00001		$ 0.00001
Minimum number of importers/exporters | item		10,000		10,000
Number of segments | segment		2		2
Reorganization						$ 891
Accumulated deficit		$ (173,704)		$ (118,706)	$ (94,005)
Loss		(54,998)	$ (10,222)	(24,701)	(16,358)	(14,172)
Cash flow from operating activities		$ (18,809)	$ (7,003)	$ (14,908)	$ (17,324)	$ (8,274)
Ordinary shares
GENERAL
Par value per share | $ / shares		$ 0.00001		$ 0.00001
Preferred stock conversion shares | shares	1
Backstop Investor
GENERAL
Purchase price of issued units	$ 10,000
Exchange for ordinary shares | shares	1,000,000
Number of warrants issued | shares	100,000
Forward purchase agreement
GENERAL
Units issued | shares	4,000,000
Purchase price of issued units	$ 40,000
Capital raise from related party tranasaction				$ 82,439
Forward purchase agreement | Ordinary shares
GENERAL
Common stock conversion share split ratio. | $ / shares	$ 3.51806
Common stock converted into option to purchase price | $ / shares	3.51806
Conversion of common stock exercise price | $ / shares	$ 3.51806
Backstop agreement | Ordinary shares
GENERAL
Purchase price of issued units	$ 10,000
Exchange for ordinary shares | shares	1,000,000
Backstop agreement | Backstop Investor
GENERAL
Number of warrants issued | shares	500,000
PIPE Agreement
GENERAL
Units issued | shares	1,000,000
Purchase price of issued units	$ 10,000